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                              Annual Report

                              June 30, 2001

                              Mercury
                              HW Large Cap
                              Value Fund
                              of Mercury HW Funds

PORTFOLIO INFORMATION

AS OF JUNE 30, 2001
================================================================================
Ten Largest Equity Holdings                                           Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
Philip Morris Companies Inc.                                             4.3%
--------------------------------------------------------------------------------
The Allstate Corporation                                                 3.3
--------------------------------------------------------------------------------
Computer Associates International, Inc.                                  3.0
--------------------------------------------------------------------------------
The Dow Chemical Company                                                 2.7
--------------------------------------------------------------------------------
Alcoa Inc.                                                               2.6
--------------------------------------------------------------------------------
The May Department Stores Company                                        2.4
--------------------------------------------------------------------------------
Verizon Communications                                                   2.3
--------------------------------------------------------------------------------
Ford Motor Company                                                       2.3
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                                  2.2
--------------------------------------------------------------------------------
Bank One Corporation                                                     2.2
--------------------------------------------------------------------------------

================================================================================
Five Largest Industries                                               Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
Electric--Integrated                                                     9.6%
--------------------------------------------------------------------------------
Telephone                                                                8.5
--------------------------------------------------------------------------------
Paper                                                                    6.5
--------------------------------------------------------------------------------
Regional Banks                                                           5.6
--------------------------------------------------------------------------------
Insurance--Property                                                      5.3
--------------------------------------------------------------------------------


               June 30, 2001 (2) Mercury HW Large Cap Value Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to present you with this annual report for Mercury HW Large Cap Value Fund. Finally, the growth mania that had dominated the markets through the first quarter of 2000 has come to a screeching halt. Value investing surged forward during the 12 months ended June 30, 2001, as the unmanaged Standard & Poor's (S&P)/Barra Value Index posted a +7.92% return compared to the S&P 500 Index's dismal return of -14.83%. The Fund's Class I Shares posted considerable gains over both broad-market and value-style indexes with a total return of +31.90% for the same period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.)

The Fund outperformed the S&P 500 Index by more than 100 basis points (1.00%) in every sector except for health care, and in two cases (financials and information technology) exceeded the benchmark by more than 1,000 basis points. In addition, security selection was positive across all sectors except for health care, contributing more than 30 percentage points to the Fund's outperformance.

The Fund's two strongest-performing areas relative to the S&P 500 Index were the information technology and financials sectors which, when combined, contributed more than 25 percentage points to the Fund's outperformance. Within the financials sector, insurance stocks posted the strongest gains, benefiting from improvements in pricing fundamentals, falling interest rates, and recently passed estate tax and retirement savings legislation. Portfolio holdings such as The Allstate Corporation (+101.6%), American General Corporation (+55.9%), and The St. Paul Companies, Inc. (+51.9%) led the advance. Favorable security selection (National Semiconductor Corporation, +42.6%) coupled with an underweight in the beleaguered information technology sector resulted in an additional 1,500 basis points of relative outperformance. The health care sector was the sole detractor from the Fund's performance, hampered by near-term operational concerns regarding our portfolio holding in Aetna Inc.

Although value stocks have had a remarkable recovery during the last 15 months, pricing discrepancies between value and growth still exist. We remain fully committed to the value end of the market and anticipate that the Fund is positioned to deliver competitive returns as valuation anomalies are eliminated and rational pricing returns to the market.


               June 30, 2001 (3) Mercury HW Large Cap Value Fund

In Conclusion

We appreciate your continued support of Mercury HW Large Cap Value Fund, and we look forward to serving your investment needs in the future.

Sincerely,


/s/ Nancy D. Celick        /s/ Sheldon Lieberman        /s/ Gail Bardin

Nancy D. Celick            Sheldon Lieberman            Gail Bardin
President                  Portfolio Manager            Portfolio Manager

August 9, 2001

IMPORTANT TAX INFORMATION (UNAUDITED)

All of the ordinary distributions paid quarterly by Mercury HW Large Cap Value Fund during its taxable year ended June 30, 2001 qualify for the dividends received deduction for corporations.

Please retain this information for your records.


               June 30, 2001 (4) Mercury HW Large Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's investment adviser pays annual operating expenses of the Fund's Class I Shares in excess of
 .95% of the average net assets. If the investment adviser did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

RECENT PERFORMANCE RESULTS
================================================================================
                                     6-Month         12-Month         Ten-Year
As of June 30, 2001                Total Return    Total Return     Total Return
--------------------------------------------------------------------------------
Class I*                              +9.32%          +31.90%         +249.79%
--------------------------------------------------------------------------------
S&P 500 Index**                       -6.70           -14.83          +308.11
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date.
**    This unmanaged broad-based Index is comprised of common stocks.


               June 30, 2001 (5) Mercury HW Large Cap Value Fund

FUND PERFORMANCE DATA (CONCLUDED)

Total Return Based on a $10,000 Investment

Class I Shares

A line graph depicting the growth of an investment in the Fund's Class I Shares compared to growth of an investment in the S&P 500 Index. Values starting June 1991 through June 2001 are:

                        6/91        6/92        6/93        6/94        6/95        6/96
Mercury HW Large
Cap Value Fund +--
Class I Shares*         $ 8,210     $ 9,794     $10,939     $11,311     $13,630     $16,361
S&P 500 Index++         $10,000     $11,341     $12,887     $13,068     $16,475     $20,759

                        6/97        6/98        6/99        6/00        6/01
Mercury HW Large
Cap Value Fund +--
Class I Shares*         $20,639     $25,303     $27,155     $21,773     $28,719
S&P 500 Index++         $27,964     $36,396     $44,678     $47,917     $40,811

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
+     The Fund invests primarily in US stocks.
++    This unmanaged broad-based Index is comprised of common stocks.

      Past performance is not indicative of future results.

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                        % Return       % Return
                                                     Without Sales    With Sales
Class I Shares*                                          Charge        Charge**
--------------------------------------------------------------------------------
One Year Ended 6/30/01                                   +31.90%       +24.97%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01                                 +11.91        +10.71
--------------------------------------------------------------------------------
Ten Years Ended 6/30/01                                  +13.34        +12.73
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


               June 30, 2001 (6) Mercury HW Large Cap Value Fund

SCHEDULE OF INVESTMENTS

                                                                       In US Dollars
                                                                  ------------------------
Industries                            Investments                 Shares Held      Value
------------------------------------------------------------------------------------------

COMMON STOCKS--89.9%
==========================================================================================
Aerospace &          Lockheed Martin Corporation                     27,600    $ 1,022,580
Defense--3.4%        Northrop Grumman Corporation                     2,000        160,200
                     Rockwell International Corporation              11,200        426,944
                                                                               -----------
                                                                                 1,609,724
------------------------------------------------------------------------------------------
Aluminum--2.6%       Alcoa Inc.                                      31,648      1,246,931
------------------------------------------------------------------------------------------
Apparel--            Russell Corporation                             14,000        237,860
Textiles--0.5%
------------------------------------------------------------------------------------------
Appliances &         Whirlpool Corporation                            9,400        587,500
Household
Furniture--1.2%
------------------------------------------------------------------------------------------
Auto Parts--2.0%     ArvinMeritor, Inc.                               8,250        138,105
                     Delphi Automotive Systems Corporation           16,249        258,847
                     TRW Inc.                                        12,400        508,400
                     Visteon Corporation                              3,266         60,029
                                                                               -----------
                                                                                   965,381
------------------------------------------------------------------------------------------
Autos--Trucks--4.5%  Ford Motor Company                              43,339      1,063,972
                     General Motors Corporation                      16,108      1,036,550
                                                                               -----------
                                                                                 2,100,522
------------------------------------------------------------------------------------------
Beverages--0.9%      Anheuser-Busch Companies, Inc.                   9,700        399,640
------------------------------------------------------------------------------------------
Chemicals--2.7%      The Dow Chemical Company                        38,722      1,287,507
------------------------------------------------------------------------------------------
Computer Services/   Computer Associates International, Inc.         39,500      1,422,000
Software--3.0%
------------------------------------------------------------------------------------------
Containers--1.1%    +Pactiv Corporation                              37,900        507,860
------------------------------------------------------------------------------------------
Electric--           American Electric Power Company, Inc.            4,900        226,233
Integrated--9.6%     CMS Energy Corporation                          23,900        665,615
                     DTE Energy Company                              18,300        849,852
                     Edison International                            48,100        536,315
                     Entergy Corporation                              7,100        272,569
                     Exelon Corporation                               2,900        185,948
                     GPU, Inc.                                        9,500        333,925
                     PPL Corporation                                  3,000        165,000
                     Public Service Enterprise Group Incorporated     8,000        391,200
                     SCANA Corporation                               12,696        360,566
                     TXU Corp.                                       11,000        530,090
                                                                               -----------
                                                                                 4,517,313
------------------------------------------------------------------------------------------
Food Products--     +Kraft Foods Inc. (Class A)                      16,100        499,100
1.6%                 Sara Lee Corporation                            14,100        267,054
                                                                               -----------
                                                                                   766,154
------------------------------------------------------------------------------------------
Household            Fortune Brands, Inc.                            16,700        640,612
Durables--1.4%
------------------------------------------------------------------------------------------


               June 30, 2001 (7) Mercury HW Large Cap Value Fund

                                                                       In US Dollars
                                                                  ------------------------
Industries                            Investments                 Shares Held      Value
------------------------------------------------------------------------------------------

COMMON STOCKS (continued)
==========================================================================================
Household            The Procter & Gamble Company                     7,400    $   472,120
Products--1.0%
------------------------------------------------------------------------------------------
Insurance--         +Aetna Inc. (New Shares)                         11,900        307,853
Life--4.4%           American General Corporation                     5,500        255,475
                     Lincoln National Corporation                    11,000        569,250
                     MetLife, Inc.                                   31,050        961,929
                                                                               -----------
                                                                                 2,094,507
------------------------------------------------------------------------------------------
Insurance--          Allmerica Financial Corporation                  4,300        247,250
Property--5.3%       The Allstate Corporation                        35,000      1,539,650
                     The St. Paul Companies, Inc.                    13,700        694,453
                                                                               -----------
                                                                                 2,481,353
------------------------------------------------------------------------------------------
Oil--Domestic--3.5%  Occidental Petroleum Corporation                30,000        797,700
                     USX-Marathon Group                              12,900        380,679
                     Ultramar Diamond Shamrock Corporation           10,400        491,400
                                                                               -----------
                                                                                 1,669,779
------------------------------------------------------------------------------------------
Paper--6.5%          Georgia-Pacific Corporation (Timber Group)      21,600        772,200
                     Georgia-Pacific Group                           10,200        345,270
                     International Paper Company                     28,000        999,600
                     Weyerhaeuser Company                            17,100        939,987
                                                                               -----------
                                                                                 3,057,057
------------------------------------------------------------------------------------------
Photography/         Eastman Kodak Company                           16,400        765,552
Imaging--1.6%
------------------------------------------------------------------------------------------
Pollution Control--  Waste Management, Inc.                          25,800        795,156
1.7%
------------------------------------------------------------------------------------------
Railroads--1.3%      CSX Corporation                                  5,800        210,192
                     Norfolk Southern Corporation                    20,300        420,210
                                                                               -----------
                                                                                   630,402
------------------------------------------------------------------------------------------
Regional Banks--     Bank One Corporation                            29,400      1,052,520
5.6%                 First Union Corporation                         19,300        674,342
                     KeyCorp                                         22,000        573,100
                     UnionBanCal Corporation                         10,200        343,740
                                                                               -----------
                                                                                 2,643,702
------------------------------------------------------------------------------------------
Restaurants--0.8%   +Tricon Global Restaurants, Inc.                  8,600        377,540
------------------------------------------------------------------------------------------
Retail--             The May Department Stores Company               32,800      1,123,728
Department
Stores--2.4%
------------------------------------------------------------------------------------------
Retail--General      Sears, Roebuck & Co.                            14,900        630,419
Merchandise--1.3%
------------------------------------------------------------------------------------------
Savings &            Washington Mutual, Inc.                         28,200      1,058,910
Loans--2.2%
------------------------------------------------------------------------------------------


               June 30, 2001 (8) Mercury HW Large Cap Value Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                       In US Dollars
                                                                  ------------------------
Industries                            Investments                 Shares Held      Value
------------------------------------------------------------------------------------------

COMMON STOCKS (concluded)
==========================================================================================
Semiconductor       +National Semiconductor Corporation              14,200    $   413,504
Equipment &
Products--0.9%
------------------------------------------------------------------------------------------
Small Loans &        Fannie Mae                                       6,300        536,445
Finance--2.1%        Household International, Inc.                    7,100        473,570
                                                                               -----------
                                                                                 1,010,015
------------------------------------------------------------------------------------------
Telephone--8.5%      ALLTEL Corporation                              15,300        937,278
                     AT&T Corp.                                      38,200        840,400
                     SBC Communications Inc.                         14,200        568,852
                     Sprint Corporation                              26,630        568,817
                     Verizon Communications                          20,276      1,084,766
                                                                               -----------
                                                                                 4,000,113
------------------------------------------------------------------------------------------
Tobacco--4.3%        Philip Morris Companies Inc.                    39,800      2,019,850
------------------------------------------------------------------------------------------
Transportation--     Ryder System, Inc.                               5,700        111,720
Freight--0.2%
------------------------------------------------------------------------------------------
Travel &             Carnival Corporation                             6,900        211,830
Lodging--1.8%       +Mandalay Resort Group                           18,700        512,380
                     P & O Princess Cruises PLC (ADR) (a)             5,800        122,960
                                                                               -----------
                                                                                   847,170
------------------------------------------------------------------------------------------
                     Total Investments (Cost--$30,250,045)--89.9%               42,491,601
                     Time Deposit*--5.8%                                         2,728,554
                     Other Assets Less Liabilities--4.3%                         2,051,081
                                                                               -----------
                     Net Assets--100.0%                                        $47,271,236
                                                                               ===========
------------------------------------------------------------------------------------------

(a)   American Depositary Receipts (ADR).
  +   Non-income producing security.
  *   Time deposit bears interest at 2.75% and matures on 7/02/2001.

      See Notes to Financial Statements.


               June 30, 2001 (9) Mercury HW Large Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2001
----------------------------------------------------------------------------------------
Assets:

Investments, at value (identified cost--$30,250,045)                        $ 42,491,601
Cash                                                                               6,633
Time deposit                                                                   2,728,554
Receivables:
  Securities sold                                             $ 2,713,048
  Dividends                                                       106,680
  Capital shares sold                                               5,934
  Interest                                                            208      2,825,870
                                                              -----------
Prepaid registration fees                                                          2,094
                                                                            ------------
Total assets                                                                  48,054,752
                                                                            ------------
----------------------------------------------------------------------------------------

Liabilities:

Payables:
  Capital shares redeemed                                         555,489
  Securities purchased                                            158,427
  Investment adviser                                               22,285        736,201
                                                              -----------
Accrued expenses and other liabilities                                            47,315
                                                                            ------------
Total liabilities                                                                783,516
                                                                            ------------
----------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                  $ 47,271,236
                                                                            ============
----------------------------------------------------------------------------------------

Net Assets Consist of:

Paid-in capital                                                             $ 35,216,401
Undistributed investment income--net                                              30,883
Accumulated realized capital losses on investments--net                         (217,604)
Unrealized appreciation on investments--net                                   12,241,556
                                                                            ------------
Net assets                                                                  $ 47,271,236
                                                                            ============
----------------------------------------------------------------------------------------

Net Asset Value:

Class I+--Based on net assets of $47,271,236 and
  2,810,267 shares outstanding                                              $      16.82
                                                                            ============
----------------------------------------------------------------------------------------

+     Unlimited shares of no par value authorized.

      See Notes to Financial Statements.


               June 30, 2001 (10) Mercury HW Large Cap Value Fund

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2001
----------------------------------------------------------------------------------------
Investment Income:

Dividends (net of $10,928 foreign withholding tax)                          $  1,407,496
Interest                                                                          73,716
                                                                            ------------
Total income                                                                   1,481,212
                                                                            ------------
----------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                      $   381,703
Transfer agent fees                                                80,888
Accounting services                                                47,438
Listing fees                                                       27,192
Printing and shareholder reports                                   26,473
Professional fees                                                  20,380
Custodian fees                                                     16,808
Trustees' fees and expenses                                         3,037
Pricing fees                                                          815
Other                                                               5,949
                                                              -----------
Total expenses before reimbursement                               610,683
Reimbursement of expenses                                        (127,193)
                                                              -----------
Total expenses after reimbursement                                               483,490
                                                                            ------------
Investment income--net                                                           997,722
                                                                            ------------
----------------------------------------------------------------------------------------

Realized & Unrealized Gain on Investments--Net:

Realized gain on investments--net                                              3,894,365
Change in unrealized appreciation on investments--net                         11,441,285
                                                                            ------------
Net Increase in Net Assets Resulting from Operations                        $ 16,333,372
                                                                            ============
----------------------------------------------------------------------------------------

See Notes to Financial Statements.


               June 30, 2001 (11) Mercury HW Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     For the Year Ended June 30,
                                                                   ------------------------------
 Increase (Decrease) in Net Assets:                                     2001             2000
 ------------------------------------------------------------------------------------------------
 Operations:

 Investment income--net                                            $     997,722    $   2,598,499
 Realized gain on investments--net                                     3,894,365          163,822
 Change in unrealized appreciation/depreciation on
   investments--net                                                   11,441,285      (31,377,669)
                                                                   ------------------------------
 Net increase (decrease) in net assets resulting from operations      16,333,372      (28,615,348)
                                                                   ------------------------------
 ------------------------------------------------------------------------------------------------

 Dividends & Distributions to Shareholders:

 Investment income--net                                               (1,006,203)      (2,602,581)
 Realized gain on investments--net                                            --      (19,101,252)
                                                                   ------------------------------
 Net decrease in net assets resulting from dividends
   and distributions to shareholders                                  (1,006,203)     (21,703,833)
                                                                   ------------------------------
 ------------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Decrease in net assets derived from capital share transactions      (47,368,575)     (19,102,496)
                                                                   ------------------------------
 ------------------------------------------------------------------------------------------------

 Net Assets:

 Total decrease in net assets                                        (32,041,406)     (69,421,677)
 Beginning of year                                                    79,312,642      148,734,319
                                                                   ------------------------------
 End of year*                                                      $  47,271,236    $  79,312,642
                                                                   ==============================
 ------------------------------------------------------------------------------------------------
*Undistributed investment income--net                              $      30,883    $      39,587
                                                                   ==============================
 ------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


               June 30, 2001 (12) Mercury HW Large Cap Value Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                   Class I+
                                         ------------------------------------------------------------
                                                          For the Year Ended June 30,
                                         ------------------------------------------------------------
Increase (Decrease) in Net Asset Value:    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of year       $  13.02     $  19.96     $  22.02     $  21.25     $  18.91
                                         ------------------------------------------------------------
Investment income--net                        .31          .39          .41          .46          .49
Realized and unrealized gain (loss) on
  investments--net                           3.80        (4.14)         .82         4.02         4.15
                                         ------------------------------------------------------------
Total from investment operations             4.11        (3.75)        1.23         4.48         4.64
                                         ------------------------------------------------------------
Less dividends and distributions:
  Investment income--net                     (.31)        (.39)        (.41)        (.46)        (.48)
  Realized gain on investments--net            --        (2.80)       (2.88)       (3.25)       (1.82)
                                         ------------------------------------------------------------
Total dividends and distributions            (.31)       (3.19)       (3.29)       (3.71)       (2.30)
                                         ------------------------------------------------------------
Net asset value, end of year             $  16.82     $  13.02     $  19.96     $  22.02     $  21.25
                                         ============================================================
-----------------------------------------------------------------------------------------------------

Total Investment Return:*

Based on net asset value per share         31.90%      (19.82%)       7.32%       22.60%       26.15%
                                         ============================================================
-----------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement               .95%         .95%         .91%         .87%         .88%
                                         ============================================================
Expenses                                    1.20%        1.02%         .91%         .87%         .88%
                                         ============================================================
Investment income--net                      1.96%        2.37%        2.09%        1.99%        2.49%
                                         ============================================================
-----------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of year (in thousands)   $ 47,271     $ 79,313     $148,734     $175,250     $185,870
                                         ============================================================
Portfolio turnover                            26%          41%          18%          23%          44%
                                         ============================================================
-----------------------------------------------------------------------------------------------------

* Total investment returns exclude the effects of sales charges. The Fund's investment adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
+     Prior to October 6, 2000, Class I Shares were designated Investor Class
      Shares.

      See Notes to Financial Statements.


               June 30, 2001 (13) Mercury HW Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury HW Large Cap Value Fund (the "Fund") (formerly Equity Income Fund) is a fund of Mercury HW Funds (the "Trust") (formerly Hotchkis and Wiley Funds). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers a single class (Class
      I) of shares. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

      (d) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (e) Expenses--Common expenses incurred by the Trust are allocated among the funds based upon: (i) relative net assets; (ii) as incurred on a specific identification basis; or (iii) evenly among the funds, depending on the nature of the expenditure.


               June 30, 2001 (14) Mercury HW Large Cap Value Fund

      (f) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $223 have been reclassified undistributed net investment income and paid-in capital in excess of par. These reclassifications have no effect on net assets or net asset value per share.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement for the Fund with Fund Asset Management, L.P., doing business as Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. Mercury Advisors is responsible for the management of the Fund's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .75% of the average daily value of the Fund's net assets. Mercury Advisors has contractually agreed to pay all annual operating expenses in excess of .95% as applied to the Fund's Class I Shares daily net assets through June 30, 2002. For the year ended June 30, 2001, Mercury Advisors or its affiliate had earned fees of $381,703, of which $127,193 was waived.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      FAM Distributors, Inc. ("FAMD"), an indirect, wholly-owned subsidiary of Merrill Lynch Group, Inc., is the Fund's distributor.

      Prior to January 1, 2001, Mercury Advisors provided accounting services to the Fund at its cost and the Fund reimbursed Mercury Advisors for these services. Mercury Advisors continues to provide certain accounting services to the Fund. The Fund reimburses Mercury Advisors at its cost for such services. For the year ended June 30, 2001, the Fund reimbursed Mercury Advisors an aggregate of $24,890 for the above-described services. The Trust entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Advisors, PSI, FAMD, FDS, and/or ML & Co.

      Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Transfer agent fees in the Statement of Operations.


               June 30, 2001 (15) Mercury HW Large Cap Value Fund

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2001 were $13,145,886 and $63,769,711, respectively.

      Net realized gains for the year ended June 30, 2001 and net unrealized gains as of June 30, 2001 were as follows:

                                                    Realized          Unrealized
                                                     Gains              Gains
      --------------------------------------------------------------------------
      Long-term investments                      $ 3,894,365         $12,241,556
                                                 -------------------------------
      Total                                      $ 3,894,365         $12,241,556
                                                 ===============================
      --------------------------------------------------------------------------

      As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $11,797,077 of which $12,856,364, related to appreciated securities and $1,059,287 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $30,694,524.

(4)   Capital Share Transactions:

      Transactions in capital shares were as follows:

      Class I Shares for the Year                                     Dollar
      Ended June 30, 2001+                             Shares         Amount
      -------------------------------------------------------------------------
      Shares sold                                        607,370   $  9,267,284
      Shares issued to shareholders in reinvestment
        of dividends                                      66,582        991,713
                                                    ---------------------------
      Total issued                                       673,952     10,258,997
      Shares redeemed                                 (3,955,786)   (57,627,572)
                                                    ---------------------------
      Net decrease                                    (3,281,834)  $(47,368,575)
                                                    ===========================
      -------------------------------------------------------------------------

+     Prior to October 6, 2000, Class I Shares were designated Investor Class
      Shares.

      Class I Shares for the Year                                     Dollar
      Ended June 30, 2000+                             Shares         Amount
      -------------------------------------------------------------------------
      Shares sold                                      2,979,120   $ 48,474,991
      Shares issued to shareholders in reinvestment
        of dividends and distributions                 1,441,326     20,462,711
                                                    ---------------------------
      Total issued                                     4,420,446     68,937,702
      Shares redeemed                                 (5,779,362)   (88,040,198)
                                                    ---------------------------
      Net decrease                                    (1,358,916)  $(19,102,496)
                                                    ===========================
      -------------------------------------------------------------------------

+     Prior to October 6, 2000, Class I Shares were designated Investor Class
      Shares.


               June 30, 2001 (16) Mercury HW Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(5)   Short-Term Borrowings:

      On December 1, 2000, the Trust, along with certain other funds managed by Mercury Advisors and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the year ended June 30, 2001.

(6)   Change in Independent Auditors:

      On July 31, 2001, the Board of Trustees of the Trust, upon the recommendation of the Board's audit committee, approved a change of the Fund's independent auditors to Ernst & Young LLP. For the periods ended June 30, 1997 through June 30, 2000, PricewaterhouseCoopers LLP expressed an unqualified opinion on the Fund's financial statements. Further, there were no disagreements between Fund management and PricewaterhouseCoopers LLP prior to their resignation.

(7)   Subsequent Event:

      On July 31, 2001, the Board of Trustees of the Trust approved the offering of Class A Shares by the Fund, which will provide investors with a different option for purchasing shares.

      On August 11, 2001, Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of the Funds' investment adviser, agreed to sell the domestic equity asset management business of MLIM's Los Angeles operation to Hotchkis and Wiley Capital Management, LLC, subject to satisfaction of certain conditions. The same portfolio managers will continue managing the Funds.


               June 30, 2001 (17) Mercury HW Large Cap Value Fund

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of Mercury HW Funds and Shareholders of the Mercury HW Large Cap Value Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Mercury HW Large Cap Value Fund (one of the portfolios comprising the Mercury HW Funds) as of June 30, 2001, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2000 and financial highlights for each of the four years in the period then ended, were audited by other auditors, whose report dated August 17, 2000 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mercury HW Large Cap Value Fund at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

MetroPark, New Jersey
August 13, 2001


               June 30, 2001 (18) Mercury HW Large Cap Value Fund

OFFICERS AND TRUSTEES

Robert L. Burch III, Trustee
John A. G. Gavin, Trustee
Joe Grills, Trustee
Nigel Hurst-Brown, Trustee
Madeleine A. Kleiner, Trustee
Richard R. West, Trustee
Nancy D. Celick, President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary
Anna Marie S. Lopez, Assistant Treasurer and Assistant Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


               June 30, 2001 (19) Mercury HW Large Cap Value Fund

[LOGO] Merrill Lynch  Investment Managers

        MUTUAL          MANAGED         ALTERNATIVE          INSTITUTIONAL
        FUNDS           ACCOUNTS        INVESTMENTS         ASSET MANAGEMENT

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury HW Large Cap Value Fund of
Mercury HW Funds
725 South Figueroa Street, Suite 4000
Los Angeles, CA
90017-5400

[RECYCLE LOGO] Printed on post-consumer recycled paper           #MHW-1040--6/01